SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Stock Option Activity
The following is a summary of stock option activity under the 2021 Plan and the 2014 Plan as of and for the year ended December 31, 2022:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2021	602,488	$205.30
Granted	104,500	274.38
Exercised	(113,230)	166.08
Forfeited	(24,467)	242.32
Expired	(9,666)	176.80

Options outstanding at December 31, 2022	559,625	$225.01	2.74	$20,555

Options exercisable at December 31, 2022	130,213	$174.30	1.50	$9,930

Summary of Restricted Stock Activity
The following is a summary of restricted stock activity as of and for the year ended December 31, 2022:

	Shares	Weighted- Average Grant Date Fair Value
Restricted stock outstanding at December 31, 2021	3,459,661	$83.94
Granted	143,059	290.55
Vested	(1,000,459)	37.66
Forfeited	(13,000)	207.83

Restricted stock outstanding at December 31, 2022	2,589,261	$112.53

Valuation Assumptions Used for Stock Option Awards
The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2022	2021	2020
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	3.04%	0.79%	0.26%
Expected volatility	23.10%	21.85%	20.89%
Expected dividend yield	2.84%	2.97%	3.69%
Grant date fair value	$46.60	$34.79	$20.76

Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2022	2021	2020
Stock options	$3,856	$2,908	$2,447
Restricted stock	24,965	22,457	19,682

Share-based compensation expense	$28,821	$25,365	$22,129